ENTITY WIDE DISCLOSURES (Schedule of Property, Plant and Equipment, Net by Geographical Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 5,007	$ 4,502	$ 4,177
Americas (primarily the United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	1,093	1,125	959
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	158	108	123
Israeli [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 3,756	$ 3,269	$ 3,095